Other Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Receivables [Abstract]
Contribution to defined retirement savings plan	$ 1,254	$ 1,195	$ 1,080